Business and credit concentrations	12 Months Ended
Mar. 31, 2012
Business and credit concentrations
24	Business and credit concentrations

All of the Group’s customers are located in the PRC. Revenues from and gross accounts receivable due from customers are individually immaterial.

The Group purchases raw materials from a few major suppliers which are located in the PRC. The following are purchases from suppliers that individually comprise 10% or more of gross purchases in the respective years:

	Year ended March 31,
Supplier	2010		2011		2012		2012
	RMB	%	RMB	%	RMB	%	US$	%

Beijing Zhu You Ying Kang Technology Development Co., Ltd.	4,973	19	7,562	22	8,340	25	1,324	25
Hangzhou Baitong Biological Technology Co., Ltd.	5,192	19	6,224	18	5,490	16	872	16
Fenwal Dahua Pharmaceutical Technology (Shanghai) Co., Ltd.	7,340	27	5,617	16	-	-	-	-
Beijing Probe Biological Technology Co., Ltd.	3,336	12	3,463	10	3,389	10	538	10
Shanghai Qiangzhi Biological Technology Co., Ltd.	-	-	-	-	3,619	11	575	11
Total	20,841	77	22,866	66	20,838	62	3,309	62

Accounts payable due to major suppliers representing more than 10% of outstanding accounts payable as of the respective year end were as follows:

	March 31,
Supplier	2011		2012		2012
	RMB	%	RMB	%	US$	%

Beijing Zhu You Ying Kang Technology Development Co., Ltd.	737	15	-	-	-	-